Financial Risk Management - Summary of Credit Quality of Securities Excluding Equity Securities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		₩ 125,866,944	₩ 118,647,098
Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	37,130,948	39,720,661
Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	33,733,935	35,812,502
Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	3,396,100	3,907,307
Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	913	852
Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		88,735,996	78,926,437
Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		81,797,910	72,574,183
Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		6,933,807	6,326,108
Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		4,279	26,146
Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
12-month expected credit losses
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		125,866,944	118,647,098
12-month expected credit losses | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	37,130,948	39,720,661
12-month expected credit losses | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	33,733,935	35,812,502
12-month expected credit losses | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	3,396,100	3,907,307
12-month expected credit losses | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	913	852
12-month expected credit losses | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
12-month expected credit losses | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
12-month expected credit losses | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		88,735,996	78,926,437
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		81,797,910	72,574,183
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		6,933,807	6,326,108
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		4,279	26,146
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		₩ 0	₩ 0

[1]	Before netting of allowance